Schedule of Concentration of Risk (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenue		$ 515,348	$ 73,201
Accounts receivable			$ 10,782
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Revenue		$ 30,678	$ 10,782
Accounts receivable			$ 10,782
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		6.00%	14.70%
Customer B [Member]
Concentration Risk [Line Items]
Revenue		$ 29,050
Accounts receivable
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		5.60%
Customer C [Member]
Concentration Risk [Line Items]
Revenue		$ 426,264
Accounts receivable
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		82.70%
Customer D [Member]
Concentration Risk [Line Items]
Revenue		$ 29,356
Accounts receivable
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		5.70%
Customer E [Member]
Concentration Risk [Line Items]
Revenue	[1]		$ 62,419
Accounts receivable	[1]
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]		85.30%

[1]	The revenue of $62,419, is derived before the acquisition of Customer E, hence, no elimination has been performed.